Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	666,348	$2,652,662

Cayman Islands — 0.1%
Legend Biotech Corp., ADR(a)	74,266	3,825,442

China — 29.1%
360 Security Technology Inc., Class A(a)	3,954,400	7,428,669
51job Inc., ADR(a)	45,053	2,599,558
Addsino Co. Ltd., Class A	823,200	2,115,378
Agricultural Bank of China Ltd., Class A	19,078,598	8,713,023
Agricultural Bank of China Ltd., Class H	74,048,000	24,456,028
Alibaba Group Holding Ltd.(a)	1,671,868	26,695,876
Anhui Gujing Distillery Co. Ltd., Class B	999,411	13,792,397
ANTA Sports Products Ltd.	565,200	9,025,527
Apeloa Pharmaceutical Co. Ltd., Class A	642,500	4,166,869
Bank of China Ltd., Class A	19,097,400	9,147,143
Bank of China Ltd., Class H	124,958,000	43,389,927
Bank of Communications Co. Ltd., Class A	13,328,674	9,559,922
Bank of Communications Co. Ltd., Class H	8,332,000	4,851,234
Bank of Jiangsu Co. Ltd., Class A	14,088	12,995
Bank of Ningbo Co. Ltd., Class A	450,696	2,708,892
Bank of Shanghai Co. Ltd., Class A	3,233,132	3,626,714
BeiGene Ltd., ADR(a)	39,816	13,837,254
Beijing Capital International Airport Co. Ltd., Class H(a)	7,342,000	4,261,731
Beijing Sinnet Technology Co. Ltd., Class A	840,073	1,948,524
Beijing Tiantan Biological Products Corp. Ltd., Class A	729,795	3,440,061
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	5,645,200	4,007,901
BOE Technology Group Co. Ltd., Class A	4,158,200	3,142,604
BYD Co. Ltd., Class H	236,500	9,302,392
CGN Power Co. Ltd., Class H(b)	44,910,000	12,280,979
Changchun High & New Technology Industry Group Inc., Class A	100,400	4,465,354
Chifeng Jilong Gold Mining Co. Ltd., Class A	713,000	1,872,514
China CITIC Bank Corp. Ltd., Class H	14,128,000	6,063,791
China Conch Venture Holdings Ltd.	2,191,500	10,711,881
China Construction Bank Corp., Class A	5,326,584	4,806,890
China Construction Bank Corp., Class H	11,263,000	7,339,039
China Feihe Ltd.(b)	2,879,000	3,851,294
China Gas Holdings Ltd.	1,534,400	2,768,230
China Huishan Dairy Holdings Co. Ltd.(c)	22,241,266	29
China Life Insurance Co. Ltd., Class H	1,199,000	1,971,949
China Mengniu Dairy Co. Ltd.	2,772,000	15,535,935
China Merchants Bank Co. Ltd., Class H	1,511,000	11,705,617
China Minsheng Banking Corp. Ltd., Class A	3,056,654	1,866,350
China National Medicines Corp. Ltd., Class A	413,100	2,003,696
China National Software & Service Co. Ltd., Class A	232,200	1,891,446
China Petroleum & Chemical Corp., Class H	7,008,000	3,054,852
China Resources Beer Holdings Co. Ltd.	3,144,000	25,789,165
China Resources Gas Group Ltd.	2,152,000	11,135,317
China Shenhua Energy Co. Ltd., Class A	700	2,151
China Shenhua Energy Co. Ltd., Class H	1,303,500	2,700,632
China Tourism Group Duty Free Corp. Ltd., Class A	421,081	13,606,205
China Tower Corp. Ltd., Class H(b)	178,230,000	22,559,100
China TransInfo Technology Co. Ltd., Class A	882,116	2,040,928
China United Network Communications Ltd., Class A	17,180,000	10,470,180
China Yangtze Power Co. Ltd., Class A	12,430,805	38,132,981
China Zhenhua Group Science & Technology Co. Ltd., Class A	125,100	2,378,207

Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	135,800	$2,744,400
CSPC Pharmaceutical Group Ltd.	2,390,000	2,476,430
Daan Gene Co Ltd., Class A	765,800	2,554,872
Dali Foods Group Co. Ltd.(b)	3,640,000	1,913,824
Dawning Information Industry Co. Ltd., Class A	677,400	2,974,963
DHC Software Co. Ltd., Class A	1,690,000	1,927,181
ENN Energy Holdings Ltd.	746,900	13,984,319
Foshan Haitian Flavouring & Food Co. Ltd., Class A	195,671	3,455,730
Founder Securities Co. Ltd., Class A	4,571,100	5,564,443
Fuyao Glass Industry Group Co. Ltd., Class A	259,603	1,889,454
GCL System Integration Technology Co. Ltd., Class A(a)	3,232,100	2,193,147
Giant Network Group Co. Ltd., Class A	1,080,953	1,717,276
Guangdong Haid Group Co. Ltd., Class A	904,921	9,125,496
Guangdong Investment Ltd.	7,786,000	10,364,027
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	779,100	3,595,375
Guangzhou Haige Communications Group Inc. Co., Class A	1,254,900	2,057,978
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	567,100	8,983,032
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,880,000	10,002,929
Hengan International Group Co. Ltd.	962,500	4,648,202
Hengtong Optic-Electric Co. Ltd., Class A	1,308,900	3,388,152
Huagong Tech Co. Ltd., Class A	555,515	2,617,678
Hualan Biological Engineering Inc., Class A	428,580	1,943,558
Huaxia Bank Co.Ltd., Class A	5,156,520	4,560,630
Hundsun Technologies Inc., Class A	543,300	4,984,552
Iflytek Co. Ltd., Class A	1,274,600	10,794,172
Industrial & Commercial Bank of China Ltd., Class A	2,562,600	1,840,148
Industrial & Commercial Bank of China Ltd., Class H	50,045,000	26,445,432
Industrial Bank Co. Ltd., Class A	2,774,326	7,825,125
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	15,984,000	7,224,125
Inspur Electronic Information Industry Co. Ltd., Class A	806,222	4,115,639
JD.com Inc., ADR(a)	386,401	32,500,188
Jiangsu Expressway Co. Ltd., Class H	11,076,000	10,770,893
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,155,057	17,022,564
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,674,300	4,886,279
Jointown Pharmaceutical Group Co. Ltd., Class A	1,016,778	2,186,549
Kingdee International Software Group Co. Ltd.(a)	1,563,000	4,691,112
Kweichow Moutai Co. Ltd., Class A	20,790	6,305,423
Lenovo Group Ltd.	2,908,000	2,977,818
Liaoning Cheng Da Co. Ltd., Class A	845,200	2,450,854
Meituan, Class B(a)(b)	184,100	5,595,589
NavInfo Co. Ltd., Class A(a)	1,256,000	3,079,113
NetEase Inc., ADR	85,851	9,248,728
Pacific Securities Co. Ltd. (The), Class A(a)	3,804,000	1,900,058
PetroChina Co. Ltd., Class A	2,744,800	2,024,886
Pharmaron Beijing Co. Ltd., Class H(b)	85,000	1,753,664
Pinduoduo Inc., ADR(a)	87,535	5,821,077
Ping An Insurance Group Co. of China Ltd., Class H	2,824,000	19,576,651
Postal Savings Bank of China Co. Ltd., Class H(b)	34,604,000	23,442,093
Sangfor Technologies Inc., Class A	96,100	2,983,901
SDIC Power Holdings Co. Ltd., Class A	3,796,072	5,921,167
SF Holding Co. Ltd., Class A	641,500	6,168,676
Shandong Gold Mining Co. Ltd., Class A	1,963,268	5,910,043
Shandong Gold Mining Co. Ltd., Class H(b)(d)	4,892,500	8,815,046
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,562,800	3,606,055
Shanghai Baosight Software Co. Ltd., Class B	3,572,634	17,402,300

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	355,500	$1,836,874
Shanghai International Airport Co. Ltd., Class A(a)	302,100	2,048,007
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,985,862	9,047,191
Shanghai M&G Stationery Inc., Class A	316,900	2,789,294
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,584,500	4,712,371
Shanghai Pudong Development Bank Co. Ltd., Class A	3,067,968	4,096,196
Shanghai RAAS Blood Products Co. Ltd., Class A	3,737,400	3,849,055
Shenzhen Goodix Technology Co. Ltd., Class A	105,500	1,823,320
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	145,000	8,199,917
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	424,329	1,883,537
Shenzhou International Group Holdings Ltd.	965,700	18,133,765
Sichuan Chuantou Energy Co. Ltd., Class A	1,992,057	3,573,281
Sinopec Shanghai Petrochemical Co. Ltd., Class A	2,775,464	2,002,476
Sinopharm Group Co. Ltd., Class H	845,200	1,836,817
Songcheng Performance Development Co. Ltd., Class A	1,422,759	2,943,831
Suning.com Co. Ltd., Class A(a)	5,156,379	3,118,206
Tencent Holdings Ltd.	472,200	27,538,259
Thunder Software Technology Co. Ltd., Class A	84,100	2,073,405
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	426,592	2,485,913
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	672,100	4,763,871
Tianshui Huatian Technology Co. Ltd., Class A	1,171,800	2,541,830
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,135,100	1,968,351
Topchoice Medical Corp., Class A(a)	121,499	3,785,955
TravelSky Technology Ltd., Class H	1,242,000	2,051,438
Vipshop Holdings Ltd., ADR(a)	185,187	1,809,277
Walvax Biotechnology Co. Ltd., Class A	477,501	5,146,435
Want Want China Holdings Ltd.	3,153,000	2,661,481
WuXi AppTec Co. Ltd., Class H(b)(d)	503,264	11,149,877
Wuxi Biologics Cayman Inc., New(a)(b)	642,000	8,660,441
Xiaomi Corp., Class B(a)(b)	5,785,800	14,391,896
Yealink Network Technology Corp. Ltd., Class A	168,800	2,052,962
Yonyou Network Technology Co. Ltd., Class A	387,500	1,980,562
Yum China Holdings Inc.	737,541	36,950,804
Yunnan Baiyao Group Co. Ltd., Class A	153,767	2,135,013
Zhejiang Dahua Technology Co. Ltd., Class A	850,800	3,280,788
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	216,500	2,038,327
Zhejiang Supor Co. Ltd., Class A	193,685	1,876,482
Zhongjin Gold Corp. Ltd., Class A	2,337,968	3,066,442
Zhongsheng Group Holdings Ltd.	840,500	6,884,387
ZTE Corp., Class A	2,155,700	10,388,263
ZTE Corp., Class H	1,207,400	3,275,655
ZTO Express Cayman Inc., ADR	461,453	14,586,529
		1,059,627,128
Czech Republic — 0.4%
CEZ AS	169,594	5,532,747
Komercni Banka AS	197,995	7,561,615
		13,094,362
Egypt — 0.2%
Commercial International Bank Egypt SAE(a)	2,813,568	9,158,373

Greece — 0.5%
Hellenic Telecommunications Organization SA	1,137,305	19,648,374

Security	Shares	Value

Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	9,426,000	$6,890,812

Hungary — 0.7%
OTP Bank Nyrt(a)	94,535	5,219,865
Richter Gedeon Nyrt	719,415	19,146,266
		24,366,131
India — 14.2%
ACC Ltd.	271,335	8,238,847
Apollo Hospitals Enterprise Ltd.	51,871	3,921,321
Asian Paints Ltd.	758,266	31,730,658
Bajaj Auto Ltd.	182,757	7,889,227
Bharti Airtel Ltd.(a)	1,216,857	11,792,578
Britannia Industries Ltd.	240,088	11,335,824
Cipla Ltd.	1,279,377	16,527,872
Colgate-Palmolive India Ltd.	118,286	2,256,578
Dabur India Ltd.	2,606,306	20,632,260
Divi’s Laboratories Ltd.	180,421	11,722,096
Dr. Reddy’s Laboratories Ltd.	273,018	17,018,696
Eicher Motors Ltd.	394,501	12,419,157
HCL Technologies Ltd.	2,403,205	36,399,806
Hindustan Unilever Ltd.	880,435	27,166,976
Housing Development Finance Corp. Ltd.	263,887	9,392,507
Infosys Ltd.	2,052,203	46,679,395
ITC Ltd.	714,880	2,100,529
Lupin Ltd.	703,011	8,270,403
Marico Ltd.	2,562,259	18,363,458
Maruti Suzuki India Ltd.	26,820	2,524,753
Mindtree Ltd.	35,986	2,072,682
Mphasis Ltd.	103,871	4,001,492
MRF Ltd.	14,302	14,190,205
Nestle India Ltd.	27,788	7,078,087
Page Industries Ltd.	33,564	17,153,497
Pidilite Industries Ltd.	808,889	23,747,641
Reliance Industries Ltd.	360,530	11,527,615
Sun Pharmaceutical Industries Ltd.	1,294,422	12,977,377
Tata Consultancy Services Ltd.	914,673	42,987,096
Tech Mahindra Ltd.	1,352,675	27,704,740
Titan Co. Ltd.	468,482	14,800,546
UltraTech Cement Ltd.	23,351	2,306,033
Wipro Ltd.	3,170,573	26,723,221
Yes Bank Ltd.(a)	12,005,684	1,980,912
		515,634,085
Kuwait — 1.8%
Kuwait Finance House KSCP	3,309,652	8,665,270
Mobile Telecommunications Co. KSCP	12,632,976	23,776,848
National Bank of Kuwait SAKP	9,930,096	32,381,797
		64,823,915
Malaysia — 4.0%
DiGi.Com Bhd	10,569,000	10,464,853
Hong Leong Bank Bhd	3,274,300	14,056,594
IHH Healthcare Bhd	14,043,900	21,942,031
IOI Corp. Bhd	2,071,400	1,808,193
Malayan Banking Bhd	15,281,700	28,949,051
Malaysia Airports Holdings Bhd(a)	1,223,600	1,664,782
Maxis Bhd	5,990,700	6,641,272
Nestle Malaysia Bhd	650,300	20,615,984
Petronas Chemicals Group Bhd	3,181,200	6,420,563
Petronas Dagangan Bhd	929,900	4,393,924
PPB Group Bhd	2,467,000	10,438,547

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Public Bank Bhd	3,248,400	$3,038,987
Telekom Malaysia Bhd	2,546,600	3,363,426
Tenaga Nasional Bhd	4,171,000	9,142,824
Westports Holdings Bhd	2,805,400	2,697,820
		145,638,851
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	7,057,400	22,176,874

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR(a)	358,030	2,617,199
Credicorp Ltd.	149,095	17,593,210
		20,210,409
Philippines — 2.0%
Bank of the Philippine Islands	6,793,538	12,287,615
BDO Unibank Inc.	5,811,903	14,281,313
Globe Telecom Inc.	234,445	15,271,380
International Container Terminal Services Inc.	3,241,320	12,731,115
Manila Electric Co.	1,252,680	7,149,154
Metropolitan Bank & Trust Co.	3,919,133	3,877,693
PLDT Inc.	55,835	1,861,721
SM Investments Corp.	118,315	2,301,254
Universal Robina Corp.	722,100	1,906,109
		71,667,354
Poland — 0.4%
Allegro.eu SA(a)(b)	191,846	1,838,727
Dino Polska SA(a)(b)	138,000	11,430,561
		13,269,288
Qatar — 2.2%
Masraf Al Rayan QSC	20,121,568	26,615,831
Qatar Electricity & Water Co. QSC	2,509,460	11,292,775
Qatar Fuel QSC	915,025	4,541,934
Qatar Islamic Bank SAQ	3,080,392	14,450,101
Qatar National Bank QPSC	4,670,703	24,699,976
		81,600,617
Russia — 0.9%
Polymetal International PLC	241,802	4,525,279
Polyus PJSC	94,649	18,449,473
Rosneft Oil Co. PJSC	744,626	5,665,094
Yandex NV, Class A(a)	49,187	3,557,486
		32,197,332
Saudi Arabia — 8.0%
Abdullah Al Othaim Markets Co.	354,615	10,094,634
Advanced Petrochemical Co.	373,901	6,814,648
Al Rajhi Bank	1,424,241	50,042,184
Alinma Bank	4,448,227	27,009,972
Bank AlBilad(a)	205,226	2,339,535
Bank Al-Jazira	843,729	4,076,285
Bupa Arabia for Cooperative Insurance Co.	80,949	2,912,921
Co for Cooperative Insurance (The)	354,726	7,306,355
Dr Sulaiman Al Habib Medical Services Group Co.	89,980	3,934,156
Emaar Economic City(a)	841,164	2,484,299
Etihad Etisalat Co.	2,672,921	22,371,713
Jarir Marketing Co.	533,926	26,323,165
Mobile Telecommunications Co.(a)	2,156,698	7,047,958
SABIC Agri-Nutrients Co.	535,020	24,597,332
Saudi Arabian Oil Co.(b)	1,019,212	9,413,503
Saudi Basic Industries Corp.	875,261	25,154,292
Saudi Electricity Co.	1,429,496	8,976,317
Saudi Telecom Co.	1,526,751	45,172,556

Security	Shares	Value

Saudi Arabia (continued)
Yanbu National Petrochemical Co.	380,259	$6,456,578
		292,528,403
South Korea — 6.5%
Amorepacific Corp.	12,697	1,677,476
Celltrion Healthcare Co. Ltd.(a)	26,308	1,790,904
Celltrion Inc.(a)(d)	25,226	4,391,036
CJ Logistics Corp.(a)	40,631	4,239,004
Coway Co. Ltd.	82,221	4,691,212
F&F Co. Ltd./New(a)	3,306	2,309,942
Hanon Systems	440,415	4,794,968
HLB Inc.(a)	64,630	1,958,650
Hotel Shilla Co. Ltd.	209,637	12,459,275
Kakao Corp.	87,570	8,959,280
Kia Corp.	26,459	1,731,724
KT&G Corp.	293,136	20,205,307
LG Household & Health Care Ltd.	1,862	1,651,299
LG Uplus Corp.	312,607	3,557,583
NAVER Corp.	108,305	34,576,583
NCSoft Corp.	16,048	9,162,075
Netmarble Corp.(b)	51,012	5,010,143
Orion Corp./Republic of Korea	27,596	2,255,722
Pearl Abyss Corp.(a)(d)	44,259	4,912,188
S-1 Corp.	155,241	9,642,346
Samsung Biologics Co. Ltd.(a)(b)	22,186	16,632,155
Samsung Electronics Co. Ltd.	504,093	30,258,792
Samsung SDS Co. Ltd.	87,883	10,560,782
SK Bioscience Co. Ltd.(a)	10,278	2,426,954
SK Hynix Inc.	140,590	13,440,556
SK Telecom Co. Ltd.	263,128	12,048,378
Yuhan Corp.	236,073	11,493,163
		236,837,497
Taiwan — 17.2%
Accton Technology Corp.	460,000	4,777,947
Advantech Co. Ltd.	2,578,855	35,406,344
Asustek Computer Inc.	1,915,000	24,211,206
Cathay Financial Holding Co. Ltd.	3,226,034	6,930,759
China Steel Corp.	7,075,000	8,254,216
Chunghwa Telecom Co. Ltd.	13,604,000	54,729,675
Compal Electronics Inc.	24,335,000	20,206,511
Delta Electronics Inc.	404,000	3,713,939
E.Sun Financial Holding Co.Ltd.	18,589,459	17,966,429
Far EasTone Telecommunications Co. Ltd.	14,750,000	32,617,774
First Financial Holding Co. Ltd.	64,136,899	53,266,974
Formosa Petrochemical Corp.	2,043,000	6,964,930
Formosa Plastics Corp.	2,176,840	7,984,037
Hon Hai Precision Industry Co. Ltd.	2,228,000	8,255,648
Hua Nan Financial Holdings Co. Ltd.	54,054,089	39,205,244
Lite-On Technology Corp.	7,446,752	16,100,083
Mega Financial Holding Co. Ltd.	11,557,000	14,201,884
Pou Chen Corp.	2,962,000	3,403,468
President Chain Store Corp.	5,238,000	50,686,937
Quanta Computer Inc.	2,530,000	7,794,719
Synnex Technology International Corp.	9,659,000	20,215,260
Taiwan Cooperative Financial Holding Co. Ltd.	65,458,330	55,798,741
Taiwan High Speed Rail Corp.	6,897,000	7,349,538
Taiwan Mobile Co. Ltd.	15,263,000	53,217,407
Taiwan Semiconductor Manufacturing Co. Ltd.	2,552,000	54,277,662
Uni-President Enterprises Corp.	2,745,000	6,436,724
United Microelectronics Corp.	1,249,000	2,859,316

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	5,522,440	$9,954,738
		626,788,110
Thailand — 4.7%
Advanced Info Service PCL, NVDR	6,917,500	42,223,832
Airports of Thailand PCL, NVDR	16,267,800	28,811,210
Bangkok Dusit Medical Services PCL, NVDR	33,711,100	22,272,145
Bangkok Expressway & Metro PCL, NVDR(d)	6,739,300	1,688,885
Bumrungrad Hospital PCL, NVDR	2,467,700	10,508,771
CP ALL PCL, NVDR	13,521,800	23,424,325
Home Product Center PCL, NVDR	23,405,100	9,439,224
Intouch Holdings PCL, NVDR	7,670,200	16,549,349
PTT Oil & Retail Business PCL, NVDR	11,961,400	8,857,337
Siam Cement PCL (The), NVDR	414,700	4,571,559
Sri Trang Gloves Thailand PCL, NVDR(d)	2,089,800	1,860,494
Thai Union Group PCL, NVDR	3,033,400	1,773,366
		171,980,497
Turkey — 0.5%
BIM Birlesik Magazalar AS	2,053,089	10,409,247
Turkcell Iletisim Hizmetleri AS	2,273,109	3,179,787
Turkiye Petrol Rafinerileri AS(a)	167,122	1,852,129
Turkiye Sise ve Cam Fabrikalari AS	2,623,216	2,405,082
		17,846,245
United Arab Emirates — 3.4%
Abu Dhabi National Oil Co. for Distribution PJSC	23,114,501	26,052,662
Aldar Properties PJSC	10,735,052	11,748,907
Dubai Islamic Bank PJSC	3,346,505	4,691,991
Emirates Telecommunications Group Co. PJSC	7,288,695	63,384,709
First Abu Dhabi Bank PJSC	3,475,234	18,100,501
		123,978,770

Total Common Stocks — 98.3%
(Cost: $2,895,542,320)		3,576,441,531

Preferred Stocks

Russia — 0.6%
Surgutneftegas PJSC, Preference Shares, NVS	40,069,700	20,270,022

South Korea — 0.5%
LG Household & Health Care Ltd., Preference Shares, NVS	16,312	8,169,877

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	191,740	$10,339,766
		18,509,643

Total Preferred Stocks — 1.1%
(Cost: $44,425,872)		38,779,665

Rights

Thailand — 0.0%
CP All PCL (Expires 12/31/21)(a)	905,913	—

Total Rights — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)	14,732,092	14,737,985

Total Short-Term Investments — 0.4%
(Cost: $14,726,366)		14,737,985

Total Investments in Securities — 99.8%
(Cost: $2,954,694,558)		3,629,959,181

Other Assets, Less Liabilities — 0.2%		6,181,046

Net Assets — 100.0%		$3,636,140,227

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,776,157	$—	$(1,036,004	)(a)	$433	$(2,601)	$14,737,985	14,732,092	$140,828	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	7,590,000	—	(7,590,000	)(a)	—	—	—	—	94		—
					$433	$(2,601)	$14,737,985		$140,922		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	315	12/17/21	$19,094	$(95,376)
2-Year U.S. Treasury Note	19	03/31/22	4,154	(4,758)
				$(100,134)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$668,646,052	$2,907,795,450	$29	$3,576,441,531
Preferred Stocks	—	38,779,665	—	38,779,665
Rights	—	—	—	—
Money Market Funds	14,737,985	—	—	14,737,985
	$683,384,037	$2,946,575,115	$29	$3,629,959,181
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(100,134)	$—	$—	$(100,134)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company